employee future benefits - Other defined benefit plans (Details) - Other defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
employee future benefits
Other defined benefits	$ 2	$ 0
Financing cost		1
Other re-measurements recorded in other comprehensive income	4	$ 2
1 year hence
employee future benefits
Estimated future benefit payments	1
2 years hence
employee future benefits
Estimated future benefit payments	1
3 years hence
employee future benefits
Estimated future benefit payments	1
4 years hence
employee future benefits
Estimated future benefit payments	1
5 years hence
employee future benefits
Estimated future benefit payments	1
5 years hence and 10 years before
employee future benefits
Estimated future benefit payments	$ 5